Fee and commission expenses (Tables)	12 Months Ended
Dec. 31, 2019
Fee and commission expenses
Schedule of fee and commission expense

	2017	2018	2019

Credit and debit cards	3,250	3,680	4,095
Checks and others	25	26	31
Collections and transactional services	226	287	312
Fund management	2	1	1
Capital markets and securities activities	199	189	238
Financial advisory services	6	13	6
Correspondent services	465	614	723
Other fees and commissions	1,330	1,764	2,488
	5,503	6,574	7,894